Non-controlling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2018	¥ 13,154
Acquisition through a business combination, including deemed cash consideration to NCI	9,408
Net profit/(loss) and total comprehensive income attributable to NCI	22,359	¥ 8,314	¥ 0
Dividend paid to NCI	(7,482)
Balance at June 30, 2019	37,439	13,154
Haibo Education [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2018	9,390
Acquisition through a business combination, including deemed cash consideration to NCI	0
Net profit/(loss) and total comprehensive income attributable to NCI	19,535	6,750
Dividend paid to NCI	(6,075)
Balance at June 30, 2019	22,850	9,390
Haibo Logistic [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2018	3,764
Acquisition through a business combination, including deemed cash consideration to NCI	0
Net profit/(loss) and total comprehensive income attributable to NCI	3,808
Dividend paid to NCI	(1,407)
Balance at June 30, 2019	6,165	3,764
Zhenjiang Jianghe High School of Art [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2018	0
Acquisition through a business combination, including deemed cash consideration to NCI	9,408
Net profit/(loss) and total comprehensive income attributable to NCI	(984)
Dividend paid to NCI	0
Balance at June 30, 2019	¥ 8,424	¥ 0